Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 412,909	$ 544,791	$ 1,447,921
Prepaid expenses	68,065	92,600	95,833
Total current assets	480,974	637,391	1,543,754
Cash held in Trust Account	185,334,240	183,785,456	176,597,270
TOTAL ASSETS	185,815,214	184,422,847	178,218,232
Current liabilities
Over-allotment option liability			26,558
Accrued expenses	138,741	23,507	97,837
Total current liabilities	138,741	23,507	124,395
Deferred legal fees	2,380,965	2,137,965	850,000
Deferred underwriting fee payable	7,000,000	7,000,000	7,000,000
TOTAL LIABILITIES	9,519,706	9,161,472	7,974,395
COMMITMENTS AND CONTINGENCIES (Note 6)
Class A ordinary shares, value	185,334,240	183,785,456	176,597,270
SHAREHOLDERS’ DEFICIT
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at March 31, 2026 and December 31, 2025
Additional paid-in capital
Accumulated deficit	(9,039,414)	(8,524,763)	(6,354,203)
TOTAL SHAREHOLDERS’ DEFICIT	(9,038,732)	(8,524,081)	(6,353,433)
TOTAL LIABILITIES, ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS’ DEFICIT	185,815,214	184,422,847	178,218,232
Prepaid insurance			77,208
Class A Ordinary Shares
Current liabilities
Class A ordinary shares, value		99	99
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	99	99
Class B Ordinary Shares
Current liabilities
Class A ordinary shares, value		583	$ 671	[1]
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	$ 583	$ 583

[1]	Includes an aggregate of up to 875,000 Class B ordinary shares that were subject to forfeiture if the underwriter did not exercise its over-allotment option. On January 10, 2025, the over-allotment option expired unexercised. As a result, the 875,000 shares were forfeited.